Warrant liability, Issuance of Warrants Liability (Details)			12 Months Ended
	Jun. 15, 2021 $ / shares shares	Jan. 13, 2021 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Issuance of warrants liability [Abstract]
Warrants issued (in shares) | shares			0
Private Placement [Member]
Issuance of warrants liability [Abstract]
Closing date		Jan. 13, 2021
Warrants issued (in shares) | shares		7,750,000
Warrants strike price (in dollars per share)		$ 6.25
Fair value of warrants (in dollars per share)		$ 4.22	$ 0	$ 7.46
Warrants term		24 months
Warrant valuation assumptions [Abstract]
Valuation model		Black-Scholes	Black-Scholes	Black-Scholes
Expected life		2	0.04	1.04
Risk-free rate		0.16%	4.06%	0.95%
Volatility		136.00%	30.00%	195.00%
Dividend yield		0.00%	0.00%	0.00%
Public Bought Deal [Member]
Issuance of warrants liability [Abstract]
Closing date	Jun. 15, 2021
Warrants issued (in shares) | shares	11,500,000
Warrants strike price (in dollars per share)	$ 6.25
Fair value of warrants (in dollars per share)	$ 3.12		$ 0.02	$ 7.46
Warrants term	24 months
Warrant valuation assumptions [Abstract]
Valuation model	Black-Scholes		Black-Scholes	Black-Scholes
Expected life	2		0.44	1.44
Risk-free rate	0.31%		4.06%	0.95%
Volatility	138.00%		126.00%	165.00%
Dividend yield	0.00%		0.00%	0.00%